Submission	Oct. 06, 2026
Submission [Line Items]
Central Index Key	0002141983
Registrant Name	Allarity Acquisition Corp.
Registration File Number	333-298851
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES